UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [X]; Amendment Number:  1

This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     RiverNorth Capital Management, LLC
          ---------------------------------
Address:  325 N. LaSalle Street, Suite 645
          ---------------------------------
          Chicago, IL 60654
          ---------------------------------

13F File Number:  28-13256
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan M. Mohrhardt
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 840-9012
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/Jonathan M. Mohrhardt       Chicago, IL        September 29, 2011
    ------------------------   -------------------    ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                            --------------------
Form 13F Information Table Entry Total:                       92
                                            ---------------------
Form 13F Information Table Value Total:                  467,784
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                        RIVERNORTH CAPITAL MANAGEMENT, LLC
                                                 As of 3/31/2011
            ITEM 1                  ITEM 2          ITEM 3     ITEM 4          ITEM 5            ITEM 6   ITEM 7        ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer          Title of class       CUSIP     Value   Shares/                  Investment  Other   Voting Authority
                                                              (x$1000) Prn Amt  Sh/Prn Put/Call Discretion Managers Sole Shared None
------------------------------  -----------------  ---------  -------- ------- ------ -------- ---------- -------- ---- ------ ----
ADAMS EXPRESS CO                COM NEW            006212104     440      38,700  SH            SOLE                38,700
AFFLIATED MANAGERS GROUP        COM                008252108   1,323      12,100  SH            SOLE                12,100
ALLIANCEBERNSTEIN INCOME FUN    COM                01881E101   7,616     990,337  SH            SOLE               990,337
APOLLO COML REAL EST FIN INC    COM                03762U105   4,525     276,746  SH            SOLE               276,746
ARTIO GLOBAL INVS INC           COM CL A           04315B107   2,426     150,100  SH            SOLE               150,100
BLACKROCK CREDIT ALL IN TR I    COM SHS            09249V103   4,649     441,535  SH            SOLE               441,535
BLACKROCK CREDIT ALL INC TR     COM                092508100  10,259     846,443  SH            SOLE               832,903
BLACKROCK CREDIT ALL INC TR     COM                09255H105   6,129     623,511  SH            SOLE               623,511
BLACKROCK CREDIT ALL INC TR     COM                09255J101   2,566     280,464  SH            SOLE               280,464
BOULDER GROWTH & INCOME FD I    COM                101507101   4,671     707,747  SH            SOLE               707,747
BOULDER TOTAL RETURN FD INC     COM                101541100   4,587     273,671  SH            SOLE               273,671
CALAMOS STRATEGIC TOTL RETN     COM SH BEN INT     128125101   2,859     293,830  SH            SOLE               293,830
CENTRAL EUROPE & RUSSIA FD I    COM                153436100   3,464      76,441  SH            SOLE                76,441
CHINA FD INC                    COM                169373107   1,192      37,872  SH            SOLE                37,872
CLOUGH GLOBAL EQUITY FD         COM                18914C100   7,654     497,987  SH            SOLE               497,987
CLOUGH GLOBAL OPPORTUNITIES     SH BEN INT         18914E106  14,345   1,035,714  SH            SOLE             1,035,714
COHEN & STEERS CLOSED END OP    COM NEW            19248P106   4,889     362,177  SH            SOLE               362,177
COHEN & STEERS INFRASTRUCTUR    COM                19248A109   3,325     188,382  SH            SOLE               188,382
DCA TOTAL RETURN FD             COM                233066109   1,357     361,838  SH            SOLE               361,838
DIAMOND HILL FINL TRNDS FD I    COM                25264C101   1,952     196,821  SH            SOLE               196,821
DTF TAX-FREE INCOME INC         COM                23334J107   1,123      77,806  SH            SOLE                77,806
DWS GLOBAL HIGH INCOME FD       COM NEW            23338W104     300      38,667  SH            SOLE                38,667
DWS HIGH INCOME OPPORT FD IN    COM                23339M204     493      33,625  SH            SOLE                33,625
EATON VANCE FLTING RATE INC     COM NEW            278279104     648      39,279  SH            SOLE                39,279
EATON VANCE NATL MUN OPPORT     COM SHS            27829L105   1,472      78,997  SH            SOLE                78,997
EATON VANCE RISK MNGD DIV EQ    COM                27829G106   6,130     478,180  SH            SOLE               478,180
EATON VANCE SR INCOME TR        SH BEN INT NEW     27826S103     245      33,644  SH            SOLE                33,644
EATON VANCE TAX MNG GBL DV E    COM                27829F108   8,265     781,158  SH            SOLE               781,158
EATON VANCE TAX-ADV BD & OPT    COM SH BEN INT     27829M103   3,122     188,648  SH            SOLE               188,648
EATON VANCE TX MGD DIV EQ IN    COM NEW            27828N102   1,119     101,700  SH            SOLE               101,700
EATON VANCE TX MNG BY WRT OP    COM NEW            27828Y108   1,195      92,749  SH            SOLE                92,749
EATON VANCE TXMGD GL BUYWR O    COM NEW            27829C105   5,247     428,331  SH            SOLE               428,331
FEDERATED ENHANC TREAS INCM     COM SH BEN INT     314162108   2,685     175,456  SH            SOLE               175,456
FIRST TR SR FLG RTE INCM FD     COM                33733U108   1,943     130,761  SH            SOLE               130,761

            ITEM 1                  ITEM 2          ITEM 3     ITEM 4          ITEM 5            ITEM 6   ITEM 7        ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer          Title of class       CUSIP     Value   Shares/                  Investment  Other   Voting Authority
                                                              (x$1000) Prn Amt  Sh/Prn Put/Call Discretion Managers Sole Shared None
------------------------------  -----------------  ---------  -------- ------- ------ -------- ---------- -------- ---- ------ ----
FIRST TR STRTGC HIGH INCM FD    COM NEW            337347108     268      75,899  SH            SOLE                75,899
GABELLI DIVID & INCOME TR       COM                36242H104   8,804     529,402  SH            SOLE               529,402
GABELLI GLOBAL MULTIMEDIA TR    COM NEW            36239Q109     804     103,000  SH            SOLE               103,000
GENERAL AMERN INVS INC          COM                368802104   5,480     193,364  SH            SOLE               193,364
GUGGENHEIM BLD AMR BDS MNG D    COM                401664107   4,980     269,179  SH            SOLE               269,179
H & Q LIFE SCIENCES INVS        SH BEN INT         404053100   7,578     630,448  SH            SOLE               630,448
HIGHLAND CR STRATEGIES FD       COM NEW            43005Q107   1,402     186,636  SH            SOLE               186,636
INVESCO VAN KAMPEN SR INC TR    COM                46131H107     171      33,355  SH            SOLE                33,355
INVESCO VAN KAMPEN TR INSD M    COM NEW            46131L108     168      14,000  SH            SOLE                14,000
ISHARES TR                      S&P 100 IDX FD     464287101  25,932     437,153  SH            SOLE               437,153
ISHARES TR                      MSCI EMERG MKT     464287234   8,610     176,839  SH            SOLE               176,839
ISHARES TR                      MSCI EAFE IDX      464287465   6,009     100,000  SH            SOLE               100,000
ISHARES TR                      BARCLYS TIPS BD    464287176   5,906      54,100  SH            SOLE                54,100
ISHARES TR                      RUSSELL1000GRW     464287614   3,661      60,537  SH            SOLE                60,537
ISHARES TR                      S&P NTL AMTFREE    464288414     570       5,728  SH            SOLE                 5,728
KAYNE ANDERSON ENERGY DEV CO    COM NEW            48660Q102     300      15,314  SH            SOLE                15,314
LEGG MASON INC                  COM                524901105     424      11,736  SH            SOLE                11,736
LIBERTY ALL STAR EQUITY FD      SH BEN INT         530158104  22,076   4,196,945  SH            SOLE             4,196,945
LMP CAP & INCOME FD INC         COM                50208A102  11,941     897,839  SH            SOLE               897,839
LMP CORPORATE LN FD INC         COM                50208B100   1,535     123,321  SH            SOLE               123,321
MACQUARIE FT TR GB INF UT DI    COM                55607W100     539      33,986  SH            SOLE                33,986
MACQUARIE GLBL INFRA TOTL RE    COM                55608D101   8,631     473,714  SH            SOLE               473,714
MFS INTER INCOME TR             SH BEN INT NEW     55273C107     253      41,400  SH            SOLE                41,400
MONTGOMERY STR INCOME SECS I    COM                614115103   3,085     197,399  SH            SOLE               197,399
MORGAN STANLEY EM MKTS DM DE    COM                617477104   6,162     380,396  SH            SOLE               380,396
NFJ DIVID INT & PREM STRTGY     COM SHS            65337H109   9,463     520,519  SH            SOLE               520,519
NUVEEN MULTI STRAT INC & GR     COM                67073B106  10,745   1,265,590  SH            SOLE             1,265,590
NUVEEN MULTI STRAT INC GR ED    COM SHS            67073D102  14,131   1,578,891  SH            SOLE             1,578,891
NUVEEN SELECT TAX FREE INCM     SH BEN INT         67063X100     991      76,032  SH            SOLE                76,032
NUVEEN SELECT TAX FREE INCM     SH BEN INT         67062F100     154      11,647  SH            SOLE                11,647
PIMCO CORPORATE INCOME FD       COM                72200U100     260      15,646  SH            SOLE                15,646
PIMCO INCOME OPPORTUNITY FD     COM                72202B100   8,290     302,535  SH            SOLE               302,535
PIMCO INCOME STRATEGY FUND I    COM                72201J104  13,340   1,279,025  SH            SOLE             1,279,025
POWERSHARES ETF TRUST           FTSE RAFI 1000     73935X583  19,376     327,568  SH            SOLE               327,568
PROSHARES TR                    PSHS ULTSH 20YRS   74347R297   6,195     165,455  SH            SOLE               165,455
PROSHARES TR                    PSHS ULSHT SP500   74347R883   3,056     146,101  SH            SOLE               146,101

            ITEM 1                  ITEM 2          ITEM 3     ITEM 4          ITEM 5            ITEM 6   ITEM 7        ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer          Title of class       CUSIP     Value   Shares/                  Investment  Other   Voting Authority
                                                              (x$1000) Prn Amt  Sh/Prn Put/Call Discretion Managers Sole Shared None
------------------------------  -----------------  ---------  -------- ------- ------ -------- ---------- -------- ---- ------ ----
PROSHARES TR                    PSHS ULSHRUS2000   74348A202   2,536      60,723  SH            SOLE                60,723
PUTNAM MUN OPPORTUNITIES TR     SH BEN INT         746922103     944      87,051  SH            SOLE                87,051
ROYCE FOCUS TR                  COM                78080N108   2,370     283,842  SH            SOLE               283,842
ROYCE VALUE TR INC              COM                780910105  26,662   1,732,421  SH            SOLE             1,732,421
RYDEX ETF TRUST                 TOP 50 ETF         78355W205  11,089     118,563  SH            SOLE               118,563
SPDR S&P 500 ETF TR             TR UNIT NEW        78462F103  10,071      76,000  SH            SOLE                76,000
SPDR SERIES TRUST               BRCLYS CAP CONV    78464A359   4,679     111,000  SH            SOLE               111,000
SPDR SERIES TRUST               NUVN BRCLY MUNI    78464A458     357      16,227  SH            SOLE                16,227
SPECIAL OPPORTUNITIES FD INC    COM                84741T104   5,016     327,657  SH            SOLE               327,657
SUNAMERICA FCSED ALPHA GRW F    COM                867037103   6,533     326,477  SH            SOLE               326,477
TCW STRATEGIC INCOME FUND IN    COM                872340104   6,488   1,186,160  SH            SOLE             1,186,160
TEMPLETON EMERGING MKTS FD I    COM                880191101   2,971     126,803  SH            SOLE               126,803
TORTOISE CAP RES CORP           COM                89147N304   1,669     190,250  SH            SOLE               190,250
TRI CONTL CORP                  COM                895436103  11,642     796,310  SH            SOLE               796,310
VANGUARD INTL EQUITY INDEX F    EMR MKT ETF        922042858   2,495      51,000  SH            SOLE                51,000
VANGUARD TAX-MANAGED FD         MSCI EAFE ETF NEW  921943858   8,875     237,860  SH            SOLE               237,860
WESTERN ASSET CLYM INFL OPP     COM                95766R104   3,258     263,992  SH            SOLE               263,992
WESTERN ASSET GLOBAL CP DEFI    COM                95790C107   3,522     192,575  SH            SOLE               192,575
WESTERN ASSET HGH YLD DFNDFD    COM                95768B107     813      42,826  SH            SOLE                42,826
WESTERN ASSET INVT GRADE DEF    COM NEW            95790A101     318      16,031  SH            SOLE                16,031
WESTERN ASSET MUN HI INCM FD    COM                65766N103     178      24,659  SH            SOLE                24,659
ZWEIG TOTAL RETURN FD INC       COM                989837109   9,793   2,822,164  SH            SOLE             2,822,164
TOTAL                                                        467,784